Share Capital	12 Months Ended
Jun. 30, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital
Share Capital

Authorised share capital:	2019 £’000	2018 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2019 No.	£’000	2018 No.	£’000
Class A ordinary shares	18,599,985	372	4,703,980	94
Class B ordinary shares	23,696,345	474	28,822,625	576
Class C ordinary shares	12,128,997	243	16,277,540	326
Ordinary shares of £0.02 each	54,425,327	1,089	49,804,145	996

The Company issued 4,621,182 new shares for the year ended 30 June 2019 (30 June 2018: nil) in relation to the IPO, settlement of contingent consideration and exercise of options.
Voting rights, dividends and return of capital
Our Class B ordinary shares have ten votes per share, and our Class A ordinary shares, which are the shares underlying the ADSs, and Class C ordinary shares each have one vote per share. Any dividend declared by the Company shall be paid on Class A ordinary shares, the class B ordinary shares and the class C ordinary shares pari passu as if they were all shares of the same class.
In the event of the liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to members shall be distributed amongst all holders of Class A ordinary shares, Class B ordinary shares and any Class C ordinary shares in proportion to the number of shares held irrespective of the amount paid or credited as paid on any share.
Restrictions
Class B ordinary shares
During the period of one hundred and eighty (180) days commencing on the IPO, no transfers of Class B ordinary shares were permitted other than to a person who is a permitted Class B ordinary transferee or pursuant to the IPO (which for the avoidance of doubt includes sales pursuant to any secondary offering or exercise of any over-allotment option in connection with the IPO).
No transfers of Class B ordinary shares shall be permitted (other than to a person who is a permitted Class B ordinary transferee):
(a) in excess of 25% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling 18 months after the IPO;
(b) in excess of 40% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling on the third anniversary of the IPO; and
(c) in excess of 60% of the Class B ordinary shareholders holding of Class B ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the fifth anniversary of the IPO.
A Class B ordinary shareholder may, at any time after the fifth (5th) anniversary of the IPO, elect at any time to convert any of its Class B ordinary shares into Class A ordinary shares on a one-for-one basis by notice in writing to the Directors.
Class C ordinary shares
During the period of one hundred and eighty (180) days commencing on the IPO, no transfers of Class C ordinary shares were be permitted.
The Company and the managing underwriter acting in connection with the IPO executed prior to the IPO, no transfers of Class C ordinary shares shall be permitted (other than in accordance with Article 35.2) in excess of 25% of the Class C ordinary shareholders holding of Class C ordinary shares (determined as at the IPO) in the period commencing 180 days after the IPO and ending on the date falling 18 months after the IPO.
Movements in Equity
Share capital and share premium
On 27 July 2018, the Group closed the initial public offering of 7,291,000 ADSs, each representing one Class A ordinary share of Endava, at a price to the public of $20.00 per share, of which 3,228,995 ADSs were offered by Endava and 4,062,005 ADSs were offered by existing shareholders of Endava. As a result, the share capital and share premium increased by £65,000 and £45,936,000, respectively.
For the year ended 30 June 2019, the Velocity Partners contingent consideration was settled through the issuance of 1,125,037 ordinary shares which resulted in the increase of share capital and share premium by £23,000 and £17,143,000, respectively.
New ordinary shares were also issued from the exercise of options which resulted in an increase in share capital and share premium of £5,000 and £128,000, respectively.
Share premium of £48,614,000 was canceled during the year and credited to the Group’s distributable reserves.
Investment in own shares
2,724,917 JSOPs and 72,601 LTIPs were exercised and settled by shares owned by the EBT. This resulted in a decrease in investment in own shares of £428,000.